Employee benefits (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Costs of goods sold
Salaries	€ 3,133	€ 2,117	€ 9,221	€ 5,638
Social charges	242	267	742	599
Fringe benefits	(33)	66	44	221
Defined contribution plan	69	90	205	262
Holiday pay	162	189	200	287
Share-based payment	845	784	2,137	784	€ 800
Other	229	63	517	174
Total employee benefits	€ 4,647	€ 3,576	€ 13,066	€ 7,965